Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events

21. Subsequent events

On March 14, 2019, the Board of Directors of the Company unanimously approved a cash dividend of US$ 0.19 per ADS, payable around April 26, 2019 to shareholders of record as of the close of business April 5, 2019.

In March 2019, unanimously approved by the Board, the Company issued 17,000,000 Class A Ordinary Shares to Citi Limited which converted into 3,400,000 ADSs for exercise of share-based compensation plans.